Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Types of assets which Nomura leases under operating leases

	Millions of yen
	March 31
	2019			2020
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate (1)	¥2,771	¥(1,498)	¥1,273	¥354	¥(285)	¥69
Aircraft	55,130	(310)	54,820	16,071	(648)	15,423

Total	¥57,901	¥(1,808)	¥56,093	¥16,425	¥(933)	¥15,492

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.

Schedule of future minimum lease payments to be received on noncancelable operating leases

Millions of yen
March 31, 2020
Minimum lease payments to be received
Years of receipt
Less than 1 year	¥1,308
1 to 2 years	1,308
2 to 3 years	1,270
3 to 4 years	1,243
4 to 5 years	1,243
More than 5 years	7,638

Total	¥14,010

Lease expense

Millions of yen
Year ended March 31, 2020
Lease expense:
Operating lease costs	¥48,475

Other income and expenses:
Gross sublease income (1)	¥5,377

(1)	Gross sublease income represents income from subleases separate from lease payments made by Nomura on the head lease as lessee.

Cash payments made by Nomura as lessee

Millions of yen
Year ended March 31, 2020
Operating cash flows for operating leases	¥47,212
ROU assets recognized in connection with new operating leases	¥18,026

Schedule of Lessee operating lease liability maturity

Millions of yen
March 31, 2020
Operating leases
Years of payment
Less than 1 year	¥41,270
1 to 2 years	31,087
2 to 3 years	25,262
3 to 4 years	23,081
4 to 5 years	20,670
More than 5 years	74,546

Total undiscounted lease payments	¥215,916
Less: Impact of discounting	(23,756)

Lease liabilities as reported in the consolidated balance sheets	¥192,160

Weighted-average discount rate used to measure lease liabilities and weighted-average remaining lease term

March 31, 2020
Operati ng leases
Weighted-average discount rate used to measure lease liabilities	2.2%
Weighted-average remaining lease term	7.7 years